Interests in associates and joint ventures - Impairment testing (Details) - BoCom - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of associates [line items]
VIU	$ 23,900	$ 23,500
Carrying value	23,344	23,307
Fair value	$ 9,363	$ 8,141